Income tax - Current and deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Current tax for the year	€ 88	€ 63	€ 54
Adjustments in respect of prior years	1	(18)	8
Total current tax	89	45	62
Deferred tax:
Deferred tax for the year	(119)	(10)	17
Adjustments in respect of prior years	(5)	15	(16)
Total deferred tax	(124)	5	1
Income tax (credit)/charge	€ (35)	€ 50	€ 63